SHARE-BASED COMPENSATION -Schedule of shares granted, forfeited, issued and reserved, long term incentive plan (Details) - LTIP - shares	12 Months Ended				48 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	8,179,538	8,451,788	1,035,000	2,562,857	20,229,183
Forfeited (in shares)					(659,856)
Not vested (in shares)					(5,687,866)
Reserved at 31 December 2022 (in shares)	13,881,461				13,881,461
Non Executive members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	0	0	205,000	205,000
Forfeited (in shares)					(18,000)
Not vested (in shares)					(187,000)
Reserved at 31 December 2022 (in shares)	0				0
Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,363,455	1,337,888	0	201,050	3,902,393
Forfeited (in shares)					(20,306)
Not vested (in shares)					(180,744)
Reserved at 31 December 2022 (in shares)	3,701,343				3,701,343
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	5,816,083	6,301,400	105,000	326,807	12,549,290
Forfeited (in shares)					(440,934)
Not vested (in shares)					(3,260,738)
Reserved at 31 December 2022 (in shares)	8,847,618				8,847,618
Senior managers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	812,500	930,000	1,830,000	3,572,500
Forfeited (in shares)					(180,616)
Not vested (in shares)					(2,059,384)
Reserved at 31 December 2022 (in shares)	1,332,500				1,332,500